Statement of Changes in Net Assets Available for Benefits - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions and other:
Employer	$ 1,619,956
Participants	2,896,625
Rollovers and other	508,612
Total contributions and other	5,025,193
Investment Income [Abstract]
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Note Receivable from Participant	92,961
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	889,927
Net appreciation in fair values of investments	8,939,949
Total investment gains, net	9,922,837
Total additions	14,948,030
Deductions
Benefits paid to participants	4,141,539
Administrative expenses	149,091
Total deductions	4,290,630
Net increase in net assets before transfers	10,657,400
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan	208,969
Net increase	10,866,369
Net assets available for benefits at beginning of year	55,652,224
Net assets available for benefits at end of year	$ 66,518,593